Income Tax Expense (Credit) - Tax Charge Reconciled to Profit (Loss) Before Taxation Per the Consolidated Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss) profit before taxation	¥ (112,617)	$ (16,177)	¥ (7,013)	¥ 16,441
Tax at the domestic income tax rate of 25%	(28,154)	(4,044)	(1,753)	4,110
Tax effect of expenses not deductible for tax purpose	3,318	477	3,169	2,069
Recognition of tax losses previously not recognized			(1,540)	(1,885)
Effect of tax exemption and reliefs granted to PRC subsidiaries	8,458	1,214	1,093	4,477
Valuation allowance on deferred tax assets	8,631	1,240
Decrease in opening deferred tax liability resulting from a decrease in applicable tax rate				(1,382)
Income tax expense (credit)	¥ (7,747)	$ (1,113)	¥ 969	¥ 7,389